PARENT COMPANY DISCLOSURES (Details) - Company Balance Sheet - Parent Company [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets:
Investment in subsidiaries	£ 48,597	£ 46,725
Loans to subsidiaries	14,660	24,211
Deferred tax assets		9
	63,257	70,945
Current assets:
Derivative financial instruments	760	256
Financial assets at fair value through profit or loss	12,516	588
Other assets	983	955
Amounts due from subsidiaries	27	27
Cash and cash equivalents	29	57	£ 272	£ 42
Current tax recoverable	1	76
	14,316	1,959
Total assets	77,573	72,904
Capital and reserves:
Share capital	7,005	7,116
Share premium account	17,751	17,719
Merger reserve	7,420	7,423
Capital redemption reserve	4,462	4,273
Retained profits	3,950	2,103
Shareholders’ equity	40,588	38,634
Other equity instruments	5,906	6,491
Total equity	46,494	45,125	£ 43,222
Non-current liabilities:
Debt securities in issue	20,018	20,394
Subordinated liabilities	5,961	6,043
Deferred tax liabilities	2
	25,981	26,437
Current liabilities:
Derivative financial instruments	438	209
Financial liabilities at fair value through profit or loss	3,464
Other liabilities	1,196	1,133
	5,098	1,342
Total liabilities	31,079	27,779
Total equity and liabilities	£ 77,573	£ 72,904